Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Warrants [Abstract]
Warrants
Note 6 – Warrants

Management has valued warrants at their date of issue utilizing the Black-Scholes option pricing model.  Expected volatility is based upon a weighted average historical volatility of peer companies operating in a similar industry. The risk-free interest rate is based on the implied yield available on U.S. Treasury issues with an equivalent term approximating the expected life of the warrants depending on the date of the issue and their expected life.  The expected life of warrants used was based on the term of the warrant.  The Company determined the expected dividend rate based on the assumption and expectation that earnings generated from operations are not expected to be adequate to allow for the payment of dividends in the near future.  The following weighted-average assumptions were utilized in the fair value calculations for warrants granted:

	Six Months Ended	Six Months Ended
	June 30, 2013	June 30, 2012
Expected dividend yield	0%	0%
Expected stock price volatility	93-108%	97-98%
Risk-free interest rate	.14–2.60%	2.32-3.03%
Expected life of warrants	.6-9.6 years	7.8-9.9 years

The following table summarizes the status of the Company’s warrants granted:

	Number of Shares Remaining Warrants	Weighted Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2013	2,954,250	$3.80
Warrants granted during 2013	1,657,017	$.95
Outstanding at June 30,2013	4,611,267	$2.42	7.31 years	$0
Exercisable at June 30,2013	2,150,625	$3.10	5.12 years	$0

The weighted average fair value of warrants issued during six months ended June 30, 2013 and 2012 was $.95 and $2.29, respectively.  During the six months ended June 30, 2013, 658,625 warrants vested (none vested for the six months ended June 30, 2012), and  no warrants were expired or cancelled for the six months ended June 30, 2013 and 2012.

For the three and six months ended June 30, 2013, the Company recorded compensation costs of $166,713 and $293,133 for 416,666 warrants issued to a consultant of the Company.  The warrants have a ten year life, a $1.20 exercise price, and vest from six months to three years from grant date.

On January 22, 2013 the Board of Directors of the Company approved the repricing of 423,125 outstanding warrants to purchase common stock of the Company held by a consultant of the Company, Michael Hughes, an attorney who has provided and continues to provide legal services to the Company. As a result, the exercise price of the options was lowered to $1.20 per share, an amount equal to the last trade of the Common Stock on the OTC Bulletin Board on January 22, 2013. There was no change in the number of shares subject to each warrant, vesting or other terms of the warrants. The Company recorded expenses totaling $62,623 associated with the repricing for the three month period ending March 31, 2013.

Note 7 – Warrants

Management has valued warrants at their date of issue utilizing the Black-Scholes Option Pricing Model.  The risk-free interest rate is based on the implied yield available on U.S. Treasury issues with an equivalent term approximating the expected life of the warrants depending on the date of the issue and their expected life.  The expected life of warrants used was based on the term of the warrant.  The Company determined the expected dividend rate based on the assumption and expectation that earnings generated from operations are not expected to be adequate to allow for the payment of dividends in the near future.  The following weighted-average assumptions were utilized in the fair value calculations for warrants granted:

	Year ended	Year ended
	December 31, 2012	December 31, 2011
Expected dividend yield	0%	0%
Expected stock price volatility	105-113%	95-98%
Risk-free interest rate	2.06-3.03%	2.34-4.24%
Expected life of warrants	7.3-9.8 Years	8.3-9.9 Years

The following table summarizes the status of the Company’s warrants granted:

	Number of Shares Remaining Warrants	Weighted Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2012	1,651,250	$5.61	8.3
Warrants granted during 2012	1,303,000	1.94	9.5
Warrants expired/cancelled during 2012	0

Outstanding at December 31, 2012	2,954,250	$3.80	8.5	$0
Exercisable at December 31, 2012	1,492,000	$4.76	7.3	$0

The weighted average fair value of warrants issued during twelve months ended December 31, 2012 was $1.94 ($10.00 for the year ended December 31, 2011).  During the year ended December 31, 2012, 404,500 warrants vested, none expired or were cancelled, and no warrants were exercised. For the year ended December 31, 2011, 725,000 warrants vested, none expired or were cancelled, and no warrants were exercised.

On November 8, 2012, the Board of Directors of the Company approved the repricing of 172,500 outstanding warrants to purchase common stock of the Company (“Common Stock”) held by executive officers of the Company (including the principal executive officer, principal financial officer, and principal executive officer) previously granted under the Amended and Restated 2008 Equity Incentive Plan (the “Options”).  As a result, the exercise price of the Warrants was lowered to $1.67 per share, an amount equal to the last trade of the Common Stock on the OTC Bulletin Board on November 8, 2012. There was no change in the number of shares subject to each Option, vesting or other terms of the Options.  The Company repriced 115,000 and 57,500 Warrants held by William A. Schmitz, the Company’s Chief Executive Officer and President, and Molly Hedges, the Company’s Acting Chief Financial Officer and Vice President of Finance, respectively. For the year ended December 31, 2012, the Company recorded expenses totaling $24,323 associated with the repricing.